Note 8 - Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
	September 30, 2014	December 31, 2013
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014 (in default)	$191,663	$191,663
Convertible Promissory Note Payable to Asher enterprises, unsecured, interest rate of 8% per annum, with payment due on May 19, 2014	-	35,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on July 23, 2014		42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on September 12, 2014	-	47,500
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on June 30, 2014	-	32,500
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on July 29, 2014	-	10,000
Convertible Promissory Note Payable to Carebourn Capital, LP, unsecured, interest rate of 8% per annum, with payment due on August 29, 2014	-	17,500
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, unsecured by all of the Company’s assets, interest rate of 12% per annum, with payment due monthly until April 26, 2014 (in default)	189,844	189,844
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 12% per annum, with payment due on April 9, 2014 or subsequently on demand by holder	-	140,862
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on December 31, 2014	35,000	35,000
Convertible Promissory Note Payable to a related party issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on December 31, 2014	75,000	75,000
Convertible Promissory Note Payable to Carebourn Partners, LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	2,350	-
Convertible Promissory Note Payable to Booski Consulting, LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	5,000	-
Convertible Promissory Note Payable to Linrick Industries, LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	5,000	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on December 4, 2014	28,000	-
Convertible Promissory Note Payable to Carebourn, unsecured, interest rate of 12% per annum, with payment due on January 15, 2015	27,500	-
Convertible Promissory Note Payable to KBM Worldwide, unsecured, interest rate of 8% per annum, with payment due on February 9, 2015	38,900	-
Convertible Promissory Note Payable to Carebourn, unsecured, interest rate of 12% per annum, with payment due on January 15, 2015	52,500	-
Convertible Promissory Note payable to KBM Worldwide, unsecured, interest rate of 8% per annum, with payment due on May 1, 2015	30,500	-
	681,257	817,369
Less: debt discount	(94,297)	(247,661)
	$586,960	$569,708

	December 31,
	2013	2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on March 21, 2013, fully converted in 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 10, 2013, fully converted in 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on August 27, 2013, fully converted in 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 19, 2014	35,000	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on July 23, 2014	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on September 12, 2014	47,500	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on June 30, 2014	32,500	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on July 29, 2014	10,000	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on August 29, 2014	17,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company's assets, interest rate of 12% per annum, with payment due on January 3, 2013	-	62,165
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company's assets, interest rate of 12% per annum, with payment due monthly until April 26, 2014	189,844	-
Convertible Promissory Notes Payable issued in the course of a private placement to individual, unsecured, interest rate of 12% per annum, with payment due on April 9, 2014 or subsequently on demand by holder	140,862
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on September 3, 2014	35,000	-
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on January 26, 2014	75,000	100,000
	817,369	446,328
Less: debt discount	(247,661)	(229,573)
	$569,708	$216,755